Financial risk management - Summary of Foreign Currency Risk Explanatory (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CNY
Disclosure of credit risk exposure [line items]
Group's net exposure	$ (1,015,010)	$ (995,910)
Group's net exposure	(762,560)
USD
Disclosure of credit risk exposure [line items]
Group's net exposure	817,780	502,270
EUR
Disclosure of credit risk exposure [line items]
Group's net exposure		(290,970)
Group's net exposure	$ (574,760)	$ (351,410)